Initial Public Offering (Details) - CANTOR EQUITY PARTNERS II, INC. - $ / shares	May 05, 2025	May 01, 2025
Class of Stock [Line Items]
Sale of stock (in shares)	580,000
Sale of stock (in dollars per share)	$ 10.00	$ 12.00
Class A | IPO
Class of Stock [Line Items]
Sale of stock (in shares)	24,000,000
Sale of stock (in dollars per share)	$ 10.00